Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Regulatory Assets [Line Items]
Total regulatory assets	$ 3,956	$ 4,009
Less: Current portion	(730)	(914)
Long-term regulatory assets	3,226	3,095
Regulatory Liabilities [Line Items]
Total regulatory liabilities	3,717	3,915
Less: Current portion	(489)	(595)
Long-term regulatory liabilities	3,228	3,320
Future cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,353	1,306
Deferred income taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,271	1,364
Rate stabilization and related accounts
Regulatory Liabilities [Line Items]
Total regulatory liabilities	288	297
Employee future benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities	254	306
Renewable energy surcharge
Regulatory Liabilities [Line Items]
Total regulatory liabilities	122	126
Energy efficiency liability
Regulatory Liabilities [Line Items]
Total regulatory liabilities	89	89
Electric and gas moderator account
Regulatory Liabilities [Line Items]
Total regulatory liabilities	67	34
Alberta Electric System Operator charges deferral
Regulatory Liabilities [Line Items]
Total regulatory liabilities	58	21
Derivatives | Energy contracts subject to regulatory deferral
Regulatory Liabilities [Line Items]
Total regulatory liabilities	54	224
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	161	148
Deferred income taxes
Regulatory Assets [Line Items]
Total regulatory assets	1,897	1,874
Deferred energy management costs
Regulatory Assets [Line Items]
Total regulatory assets	463	445
Rate stabilization and related accounts
Regulatory Assets [Line Items]
Total regulatory assets	419	557
Employee future benefits
Regulatory Assets [Line Items]
Total regulatory assets	191	207
Deferred lease costs
Regulatory Assets [Line Items]
Total regulatory assets	135	132
Derivatives | Energy contracts subject to regulatory deferral
Regulatory Assets [Line Items]
Total regulatory assets	118	84
Regulatory Liabilities [Line Items]
Total regulatory liabilities	54	224
Deferred restoration costs
Regulatory Assets [Line Items]
Total regulatory assets	109	91
Manufactured gas plant site remediation deferral
Regulatory Assets [Line Items]
Total regulatory assets	87	97
Generation early retirement costs
Regulatory Assets [Line Items]
Total regulatory assets	73	78
Other
Regulatory Assets [Line Items]
Total regulatory assets	$ 464	$ 444